Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Summary of Trade and Other Payables
	As of December 31,
	2020	2019
	US$’000	US$’000
Trade payables	17,358	10,509
Other payables	10,012	6,370
	27,370	16,879